Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Rental expense of operating lease	$ 14,900,000	$ 8,800,000	$ 6,800,000
Operating lease commitments
Total	19,789,000
Less than One Year	11,489,000
One to Three Years	8,300,000
Three to Five Years	0
More than Five Years	0
Purchase commitments
Total	65,265,000
Less than One Year	58,498,000
One to Three Years	6,528,000
Three to Five Years	123,000
More than Five Years	$ 116,000
Number of claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow	0